Consolidated Statements of Income - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest income
Loans, including fees	$ 3,616,168	$ 3,465,489	$ 14,024,899	$ 13,809,312
Investment securities - taxable	195,745	181,780	762,383	479,217
Investment securities - tax exempt	147,254	106,737	501,530	367,030
Federal funds sold and other interest earning assets	17,445	17,574	62,685	49,842
Total interest income	3,976,612	3,771,580	15,351,497	14,705,401
Interest expense
Deposits	310,805	259,671	1,098,987	1,005,317
Securities sold under repurchase agreements	46,515	28,471	144,620	99,886
Federal Home Loan Bank advances and other borrowings	28,393	26,454	102,513	84,443
Total interest expense	385,713	314,596	1,346,120	1,189,646
Net interest income	3,590,899	3,456,984	14,005,377	13,515,755
Provision for loan losses	50,000	0	0	0
Net interest income after provision for loan losses	3,540,899	3,456,984	14,005,377	13,515,755
Noninterest income
Service charges on deposit accounts	176,890	190,184	758,075	748,310
Mortgage banking income	57,781	75,932	471,982	393,884
Bank owned life insurance income	42,916	42,697	179,622	72,264
Net (loss) gain on sale of securities			0	(5,508)
Gain (loss) on sale and write down of other real estate owned			(57,065)	550,474
Gain on sale of loans			0	107,830
Other fees and commissions	25,457	29,636	112,583	119,006
Total noninterest income	303,044	338,449	1,465,197	1,986,260
Noninterest expense
Salaries	1,158,895	1,095,906	4,661,703	4,240,524
Employee benefits	355,541	331,579	1,217,508	1,131,389
Occupancy	183,803	171,260	649,055	640,083
Furniture and equipment	164,769	140,350	649,865	609,458
Other	640,260	603,670	2,356,494	2,082,134
Total noninterest expense	2,503,268	2,342,765	9,534,625	8,703,588
Income before income taxes	1,340,675	1,452,668	5,935,949	6,798,427
Income taxes	357,118	516,200	2,026,820	2,530,205
Net income	$ 983,557	$ 936,468	$ 3,909,129	$ 4,268,222
Earnings per share - basic and diluted	$ 0.59	$ 0.57	$ 2.37	$ 2.61